Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

22. Related Party Transactions

Certain amounts of the Company’s indebtedness have historically, and with regard to the $80.0 million of Subordinated Notes, were held by five financial institutions. As of March 31, 2022, one of the financial institutions, Mudrick Capital Management, L.P (“Mudrick”), held more than 10% of the common stock of the Company and, as a result, was considered a related party (a “Related Party” or the “Related Parties”) in accordance with ASC 850, Related Party Disclosures. For the three months ended March 31, 2022, Interest expense, net of capitalized interest included $0.8 million for the debt held by the Related Party.

As of March 31, 2021, three of the financial institutions, Mudrick, Highbridge Capital Management, LLC (“Highbridge”), Mudrick and Whitebox Advisors, LLC (“Whitebox”), held more than 10% of the common stock of the Company and, as a result, each was considered Related Parties. For the three months ended March 31, 2021, Interest expense, net of capitalized interest included $1.8 million for the debt held by Related Parties.

As of March 31, 2022 and December 31, 2021, the Related Parties held a total $34.8 million and $63.8 million, respectively, of debt.

Additionally, during the three months ended March 31, 2022, the Company paid $1.0 million to Ausenco Engineering USA South (“Ausenco”) for work performed on preparing an Acid POX milling technical study. Diane Garrett is currently a non-executive director on Ausenco’s Board of Directors.

24. Related Party Transactions

During the year ended December 31, 2021, the Company incurred costs of $1.2 million, of which $0.3 million was included in Accounts payable and accrued expenses on the Consolidated Balance Sheets, to Ausenco Engineering USA South (“Ausenco”) for work performed on preparing an Acid POX milling technical study. Diane Garrett is currently a non-executive director on Ausenco’s Board of Directors.

Certain amounts of the Company’s indebtedness have historically, and with regard to the $80.0 million aggregate principal of Subordinated Notes, are currently, held by five financial institutions. As of December 31, 2021, two of the financial institutions, Mudrick Capital Management, L.P (“Mudrick”) and, Whitebox Advisors, LLC (“Whitebox”), held more than 10% of the common stock of the Company and were considered affiliates and, as a result, each are considered a related party (the “2021 Related Parties”) in accordance with ASC 850, Related Party Disclosures. For the year ended December 31, 2021, Interest expense, net of capitalized interest included $6.0 million for the debt held by the 2021 Related Parties. In addition, December 31, 2021, the 2021 Related Parties held a total $63.8 million of the Subordinated Notes.

As of December 31, 2020, three of the financial institutions, Highbridge Capital Management, LLC (“Highbridge”), Mudrick and Whitebox, held more than 10% of the common stock of the Company and were considered affiliates and, as a result, each are considered a related party (the “2020 Related Parties”). For the year ended December 31, 2020, Interest expense, net of capitalized interest included $31.3 million for the debt held by the 2020 Related Parties. As of December 31, 2020, the 2020 Related Parties held a total of $71.2 million, of the Subordinated Notes.

In connection with the closing of the Public Offering on October 6, 2020, Highbridge and Mudrick acquired 833,333, and 3,222,222 of the units, consisting of shares of common stock and Public Offering Warrants, issued in the Public Offering, respectively. Refer to Note 12 - Warrant Liabilities for further information.